EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 13. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income (loss) attributable to the Company’s common stockholders by the weighted average number of shares of Common Stock outstanding during the period. Diluted earnings per share is computed by dividing the same amount by the weighted average number of shares of Common Stock outstanding plus the dilutive effect of potentially dilutive securities. The weighted average number of shares of Common Stock outstanding, used to compute basic earnings per share, was 4,230,868 for each of the three and six months ended June 30, 2026 and 2025, as retroactively adjusted for the reverse stock split described in Note 1, including fractional shares rounded up to the nearest whole share for each holder of record.

The Company had no options, warrants, restricted stock units, or convertible debt outstanding during the three and six months ended June 30, 2026 or 2025. The Company had 2,371,844 shares of Series B Convertible Preferred Stock outstanding throughout the three and six months ended June 30, 2026, convertible at the option of the holder into shares of Common Stock at the conversion rate stated in the Series B Certificate of Designation of one hundred (100) shares of Common Stock for each share. Applying that stated conversion rate, 237,184,400 potentially dilutive shares of Common Stock were included in the computation of diluted earnings per share for the three and six months ended June 30, 2026, resulting in diluted weighted average shares outstanding of 241,415,268 for each period. The Series B Convertible Preferred Stock carries no cumulative dividend entitlement, and accordingly no adjustment to the numerator was required. The Series B Convertible Preferred Stock was antidilutive for the three and six months ended June 30, 2025, and was therefore excluded from the computation of diluted loss per share for those periods.

The following table reconciles the numerators and denominators used in the computation of basic and diluted earnings per share for the periods presented:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(Unaudited)	(Restated, Unaudited)	(Unaudited)	(Restated, Unaudited)
Net income (loss) attributable to FDCTech, Inc. shareholders — numerator	7,710,931	(437,923)	14,578,197	(145,111)
Weighted average shares outstanding — basic denominator	4,230,868	4,230,868	4,230,868	4,230,868
Effect of dilutive Series B Convertible Preferred Stock	237,184,400	-	237,184,400	-
Weighted average shares outstanding — diluted denominator	241,415,268	4,230,868	241,415,268	4,230,868
Earnings (loss) per share — basic	1.82	(0.10)	3.45	(0.03)
Earnings (loss) per share — diluted	0.03	(0.10)	0.06	(0.03)

On July 13, 2026, the Board of Directors approved the conversion of all outstanding shares of Series B Convertible Preferred Stock into 118,592,200 shares of Common Stock at a rate of fifty (50) shares of Common Stock for each share. Because that action occurred after June 30, 2026, it has not been given effect in the diluted computation above. See Note 16.